Note 21 (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE AND LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE. BREAKDOWN BY ITEMS (MILLIONS OF EUROS)

	2025	2024	2023
ASSETS
Foreclosures and recoveries	743	847	943
Other assets from tangible assets ⁽¹⁾	473	618	1,026
Companies held for sale	55	55	43
Accrued amortization ⁽²⁾	(58)	(46)	(84)
Impairment losses ⁽¹⁾	(504)	(645)	(1,005)
Total	709	828	923
LIABILITIES
Companies held for sale	—	—	—
Total	—	—	—
(1) The variation is mainly due to sales of properties by the companies Tree Inversiones Inmobiliarias, SOCIMI, S.A. and Banco Bilbao Vizcaya Argentaria, S.A.
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".

Non current assets and disposal groups classified as held for sale changes in the year [Table Text Block]
Non-current assets and disposal groups classified as held for sale
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2025, 2024 and 2023, are as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE (MILLIONS OF EUROS)

	Notes	Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale			Total
		2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Cost (a)
Balance at the beginning		847	943	1,070	572	943	970	55	43	39	1,473	1,928	2,078
Additions		145	250	190	2	18	2	—	15	—	147	283	192
Contributions from merger transactions		—	—	—		—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(226)	(338)	(323)	(178)	(446)	(34)	—	—	—	(404)	(784)	(357)
Transfers, other movements and exchange differences		(23)	(8)	6	19	57	5	1	(3)	4	(3)	46	15
Disposals by companies held for sale		—	—	—		—	—		—	—	—	—	—
Balance at the end		743	847	943	415	572	943	55	55	43	1,213	1,473	1,928
Impairment (b)
Balance at the beginning		237	299	356	409	706	701	—	—	—	645	1,005	1,057
Additions	50	11	24	16	25	59	27	—	—	—	36	83	42
Additions transfer to discontinued operations			—	—		—	—	—	—	—	—	—	—
Contributions from merger transactions			—	—		—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(62)	(91)	(89)	(140)	(352)	(22)	—	—	—	(202)	(443)	(111)
Other movements and exchange differences		33	5	16	(9)	(5)	1	—	—	—	24	—	17
Disposals by companies held for sale			—	—		—	—	—	—	—	—	—	—
Balance at the end		219	237	299	285	409	706	—	—	—	504	645	1,005
Balance at the end of net carrying value (a)-(b)		524	610	644	130	163	236	55	55	43	709	828	923
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.